RESTRUCTURING, ACQUISITION AND OTHER (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restructuring, Acquisition, And Other [Abstract]
Restructuring, acquisition and other excluding Shaw Transaction integration-related costs	$ 350	$ 276
Shaw Transaction integration-related costs	89	130
Restructuring, acquisition and other	$ 439	$ 406